LONG-TERM DEBT (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Carrying Value, Recourse Debt	303.8	314.8	351.8
Carrying Value, Non-Recourse Debt	0	113.8	113.8
Fair Value, Recourse Debt Fair Value	212.5	262.5	351.8
Fair Value, Non-Recourse Debt Fair Value	0	113.8	113.8